Leases - Right of use assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Leases
Net book value at beginning of the year	[1]	$ 577	$ 576
Exchange differences		21	(12)
Additions		186	183
Disposals		(26)	(8)
Acquisition of companies and businesses		1	5
Depreciation charge		(160)	(157)
Reclassification to property, plant and equipment		(23)	(10)
Net book value at end of the year		576	577	[1]
Land and buildings
Leases
Net book value at beginning of the year		228	227
Exchange differences		9	(5)
Additions		79	77
Disposals		(8)	(3)
Acquisition of companies and businesses			5
Depreciation charge		(74)	(73)
Net book value at end of the year		234	228
Vehicles
Leases
Net book value at beginning of the year		348	347
Exchange differences		12	(7)
Additions		106	106
Disposals		(18)	(5)
Acquisition of companies and businesses		1
Depreciation charge		(85)	(83)
Reclassification to property, plant and equipment		(23)	(10)
Net book value at end of the year		341	348
Other equipment
Leases
Net book value at beginning of the year		1	2
Additions		1
Depreciation charge		(1)	(1)
Net book value at end of the year		$ 1	$ 1

[1]	Refer to foreign currency translation in material accounting policies section.